SCHEDULE OF GENERAL AND ADMINISTRATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total employee compensation costs	$ 2,019	$ 1,854
Production and operating expense [member]
IfrsStatementLineItems [Line Items]
Total employee compensation costs	1	16
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Total employee compensation costs	$ 2,018	$ 1,838